UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 312-525-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

UBS U.S. Equity Alpha Relationship Fund

Industry diversification — September 30, 2018 (unaudited)1

Common stocks	Percentage of net assets
Aerospace & defense	2.15%
Airlines	1.98
Auto components	1.23
Banks	6.11
Beverages	1.53
Biotechnology	4.48
Building products	2.87
Chemicals	3.70
Commercial services & supplies	0.92
Communications equipment	1.32
Consumer finance	3.75
Distributors	1.51
Diversified financial services	1.43
Electrical equipment	1.11
Electronic equipment, instruments & components	1.47
Energy equipment & services	1.11
Entertainment	5.28
Equity real estate investment trusts	2.52
Food & staples retailing	1.83
Food products	2.14
Health care providers & services	5.03
Hotels, restaurants & leisure	1.90
Household durables	1.37
Insurance	6.67
Interactive media & services	3.48
Internet & direct marketing retail	8.37
IT services	4.07
Life sciences tools & services	2.08
Machinery	5.09
Metals & mining	1.20
Oil, gas & consumable fuels	3.39
Pharmaceuticals	7.19
Semiconductors & semiconductor equipment	12.67
Software	3.98
Specialty retail	5.24
Technology hardware, storage & peripherals	1.64
Tobacco	2.72
Wireless telecommunication services	1.32

Total common stocks	125.85%
Short-term investment	0.30

Total investments before investments sold short	126.15%

Investments sold short Common stocks	Percentage of net assets
Biotechnology	(2.60)%
Commercial services & supplies	(0.96)
Communications equipment	(0.99)
Electrical equipment	(0.40)
Electronic equipment, instruments & components	(0.99)
Entertainment	(0.20)
Food products	(0.50)
Health care equipment & supplies	(0.52)
Health care providers & services	(1.13)
Hotels, restaurants & leisure	(1.90)
Household durables	(0.41)
Household products	(1.10)
Insurance	(0.57)
Interactive media & services	(1.91)
IT services	(1.46)
Life sciences tools & services	(0.63)
Media	(0.32)
Multiline retail	(0.38)
Pharmaceuticals	(1.14)
Semiconductors & semiconductor equipment	(1.56)
Software	(2.94)
Specialty retail	(2.46)
Technology hardware, storage & peripherals	(0.71)
Textiles, apparel & luxury goods	(0.58)

Total investments sold short	(26.36)%
Other assets in excess of liabilities	0.21

Net assets	100.00%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks — 125.85%
Aerospace & defense — 2.15%
Spirit AeroSystems Holdings, Inc., Class A1	64,591	5,921,057

Airlines — 1.98%
Delta Air Lines, Inc.	94,116	5,442,728

Auto components — 1.23%
Aptiv PLC	40,407	3,390,147

Banks — 6.11%
JPMorgan Chase & Co.[1]	71,063	8,018,749
US Bancorp[1]	49,461	2,612,035
Wells Fargo & Co.[1]	117,818	6,192,514

		16,823,298

Beverages — 1.53%
PepsiCo, Inc.[1]	37,557	4,198,873

Biotechnology — 4.48%
Alnylam Pharmaceuticals, Inc.*,1	33,352	2,918,967
Coherus Biosciences, Inc.*	98,000	1,617,000
Incyte Corp.*	53,618	3,703,931
Ironwood Pharmaceuticals, Inc.*	156,401	2,887,163
Lexicon Pharmaceuticals, Inc.*,1	113,823	1,214,491

		12,341,552

Building products — 2.87%
Allegion PLC	56,500	5,117,205
Masco Corp.	76,209	2,789,249

		7,906,454

Chemicals — 3.70%
Ashland Global Holdings, Inc.	72,505	6,080,269
Eastman Chemical Co.	43,000	4,115,960

		10,196,229

Commercial services & supplies — 0.92%
Stericycle, Inc.*	43,000	2,523,240

Communications equipment — 1.32%
Arista Networks, Inc.*,1	13,660	3,631,648

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks — (continued)
Consumer finance — 3.75%
American Express Co.[1]	31,939	3,401,184
Synchrony Financial [1]	222,715	6,921,982

		10,323,166

Distributors — 1.51%
LKQ Corp.*	131,001	4,148,802

Diversified financial services — 1.43%
Voya Financial, Inc.	79,285	3,938,086

Electrical equipment — 1.11%
Sensata Technologies Holding NV*	61,726	3,058,523

Electronic equipment, instruments & components — 1.47%
Jabil, Inc.[1]	149,824	4,057,234

Energy equipment & services — 1.11%
Halliburton Co.	75,184	3,047,207

Entertainment — 5.28%
Electronic Arts, Inc.*	31,252	3,765,553
Take-Two Interactive Software, Inc.*	47,225	6,516,578
Walt Disney Co./The	36,515	4,270,064

		14,552,195

Equity real estate investment trusts — 2.52%
Simon Property Group, Inc.[1]	39,223	6,932,665

Food & staples retailing — 1.83%
Walgreens Boots Alliance, Inc.	69,091	5,036,734

Food products — 2.14%
Mondelez International, Inc., Class A1	137,271	5,897,162

Health care providers & services — 5.03%
Laboratory Corp. of America Holdings*	22,057	3,830,860
UnitedHealth Group, Inc.[1]	37,651	10,016,672

		13,847,532

Hotels, restaurants & leisure — 1.90%
Norwegian Cruise Line Holdings Ltd.*,1	91,139	5,234,113

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks — (continued)
Household durables — 1.37%
Newell Brands, Inc.[1]	186,221	3,780,286

Insurance — 6.67%
Aon PLC[1]	37,200	5,720,616
Marsh & McLennan Cos., Inc.	98,677	8,162,561
MetLife, Inc.[1]	95,891	4,480,028

		18,363,205

Interactive media & services — 3.48%
Facebook, Inc., Class A*,1	58,309	9,589,498

Internet & direct marketing retail — 8.37%
Amazon.com, Inc.*,1	8,293	16,610,879
Expedia Group, Inc.[1]	49,370	6,441,798

		23,052,677

IT services — 4.07%
GoDaddy, Inc., Class A*	53,040	4,423,006
Visa, Inc., Class A1	45,214	6,786,169

		11,209,175

Life sciences tools & services — 2.08%
Bio-Rad Laboratories, Inc., Class A*,1	18,317	5,733,038

Machinery — 5.09%
AGCO Corp.	84,924	5,162,530
Gardner Denver Holdings, Inc.*	176,300	4,996,342
Wabtec Corp.	36,783	3,857,801

		14,016,673

Metals & mining — 1.20%
Steel Dynamics, Inc.	73,083	3,302,621

Oil, gas & consumable fuels — 3.39%
Concho Resources, Inc.*	23,065	3,523,179
Hess Corp.	81,095	5,804,780

		9,327,959

Pharmaceuticals — 7.19%
Allergan PLC[1]	38,777	7,386,243
Eli Lilly & Co.[1]	42,858	4,599,092

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks — (continued)
Pharmaceuticals — (concluded)
Johnson & Johnson	46,958	6,488,187
Medicines Co./The*,1	44,209	1,322,291

		19,795,813

Semiconductors & semiconductor equipment — 12.67%
Broadcom, Inc.	18,278	4,509,731
Cirrus Logic, Inc.*	70,010	2,702,386
Lam Research Corp.	18,031	2,735,303
Marvell Technology Group Ltd.	275,282	5,312,943
Microchip Technology, Inc.	36,897	2,911,542
Micron Technology, Inc.*,1	104,411	4,722,510
NXP Semiconductors NV	41,030	3,508,065
Skyworks Solutions, Inc.[1]	24,619	2,233,189
Teradyne, Inc.	79,945	2,956,366
Universal Display Corp.	28,018	3,303,322

		34,895,357

Software — 3.98%
salesforce.com, Inc.*	36,767	5,847,056
Ultimate Software Group, Inc./The*	15,898	5,122,177

		10,969,233

Specialty retail — 5.24%
Michaels Cos., Inc./The*	332,776	5,400,955
TJX Cos., Inc./The[1]	80,662	9,035,757

		14,436,712

Technology hardware, storage & peripherals — 1.64%
Western Digital Corp.[1]	77,109	4,513,961

Tobacco — 2.72%
Philip Morris International, Inc.[1]	91,950	7,497,603

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks — (concluded)
Wireless telecommunication services — 1.32%
T-Mobile US, Inc.*,1	51,634	3,623,674

Total common stocks (cost — $273,848,882)		346,556,130

Short-term investment — 0.30%
Investment company — 0.30%
State Street Institutional U.S. Government Money Market Fund (cost — $815,930)	815,930	815,930
Total investments before investments sold short (cost — $274,664,812) — 126.15%		347,372,060

Investments sold short — (26.36)%
Common stocks — (26.36)%
Biotechnology — (2.60)%
Amgen, Inc.	(5,248)	(1,087,858)
Ligand Pharmaceuticals, Inc.	(15,740)	(4,320,473)
OPKO Health, Inc.	(224,475)	(776,683)
United Therapeutics Corp.	(7,611)	(973,295)

		(7,158,309)

Commercial services & supplies — (0.96)%
Healthcare Services Group, Inc.	(65,183)	(2,647,733)

Communications equipment — (0.99)%
F5 Networks, Inc.	(7,593)	(1,514,196)
Motorola Solutions, Inc.	(9,300)	(1,210,302)

		(2,724,498)

Electrical equipment — (0.40)%
Emerson Electric Co.	(14,409)	(1,103,441)

Electronic equipment, instruments & components — (0.99)%
National Instruments Corp.	(23,790)	(1,149,771)
Zebra Technologies Corp., Class A	(8,850)	(1,564,945)

		(2,714,716)

Entertainment — (0.20)%
Pandora Media, Inc.	(58,275)	(554,195)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short — (continued)
Common stocks — (continued)
Food products — (0.50)%
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,371,518)

Health care equipment & supplies — (0.52)%
IDEXX Laboratories, Inc.	(5,758)	(1,437,542)

Health care providers & services — (1.13)%
Cardinal Health, Inc.	(15,800)	(853,200)
Henry Schein, Inc.	(16,655)	(1,416,175)
Patterson Cos., Inc.	(34,087)	(833,427)

		(3,102,802)

Hotels, restaurants & leisure — (1.90)%
Hyatt Hotels Corp., Class A	(19,822)	(1,577,633)
Planet Fitness, Inc., Class A	(43,158)	(2,331,827)
Wendy’s Co./The	(76,938)	(1,318,717)

		(5,228,177)

Household durables — (0.41)%
Garmin Ltd.	(16,163)	(1,132,218)

Household products — (1.10)%
Church & Dwight Co., Inc.	(19,299)	(1,145,782)
Clorox Co./The	(12,507)	(1,881,178)

		(3,026,960)

Insurance — (0.57)%
CNO Financial Group, Inc.	(74,288)	(1,576,391)

Interactive media & services — (1.91)%
TripAdvisor, Inc.	(29,685)	(1,516,013)
Twitter, Inc.	(90,598)	(2,578,419)
Yelp, Inc.	(23,713)	(1,166,680)

		(5,261,112)

IT services — (1.46)%
Cognizant Technology Solutions Corp., Class A	(18,090)	(1,395,643)
FleetCor Technologies, Inc.	(4,452)	(1,014,344)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Investments sold short — (continued)
Common stocks — (continued)
IT services — (concluded)
VeriSign, Inc.	(10,117)	(1,619,934)

		(4,029,921)

Life sciences tools & services — (0.63)%
Mettler-Toledo International, Inc.	(2,850)	(1,735,593)

Media — (0.32)%
Gannett Co., Inc.	(87,347)	(874,343)

Multiline retail — (0.38)%
Kohl’s Corp.	(14,129)	(1,053,317)

Pharmaceuticals — (1.14)%
Teva Pharmaceutical Industries Ltd. ADR	(145,400)	(3,131,916)

Semiconductors & semiconductor equipment — (1.56)%
Analog Devices, Inc.	(12,629)	(1,167,677)
NVIDIA Corp.	(11,075)	(3,112,297)

		(4,279,974)

Software — (2.94)%
BlackBerry Ltd.	(89,800)	(1,021,924)
Citrix Systems, Inc.	(15,534)	(1,726,759)
Intuit, Inc.	(4,963)	(1,128,586)
Oracle Corp.	(31,155)	(1,606,352)
ServiceNow, Inc.	(6,330)	(1,238,338)
Splunk, Inc.	(11,394)	(1,377,649)

		(8,099,608)

Specialty retail — (2.46)%
Abercrombie & Fitch Co., Class A	(66,017)	(1,394,279)
American Eagle Outfitters, Inc.	(52,451)	(1,302,358)
Bed Bath & Beyond, Inc.	(114,951)	(1,724,265)
Gap, Inc./The	(43,900)	(1,266,515)
Williams-Sonoma, Inc.	(16,662)	(1,095,027)

		(6,782,444)

Technology hardware, storage & peripherals — (0.71)%
Hewlett Packard Enterprise Co.	(58,592)	(955,636)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2018 (unaudited)

Number of Shares		Value ($)
Investments sold short — (concluded)
Common stocks — (concluded)
Technology hardware, storage & peripherals — (concluded)
Seagate Technology PLC	(21,106)	(999,369)

		(1,955,005)

Textiles, apparel & luxury goods — (0.58)%
Under Armour, Inc., Class A	(75,313)	(1,598,142)

Total investments sold short (proceeds—$54,670,858)		(72,579,875)
Other assets in excess of liabilities — 0.21%		576,197

Net assets — 100.00%		275,368,382

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	346,556,130	—	—	346,556,130
Short-term investment	—	815,930	—	815,930
Total	346,556,130	815,930	—	347,372,060

Liabilities
Investments sold short	(72,579,875)	—	—	(72,579,875)

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, pledged as collateral for investments sold short.

Portfolio acronym
ADR	American Depositary Receipt

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of the Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	November 28, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: November 28, 2018